UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22269

Investment Company Act File Number

Eaton Vance National Municipal Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

National Municipal Opportunities Trust

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 106.7%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.7%
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$2,280	$2,301,979

		$2,301,979

Education — 2.3%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(1)	$210	$207,375
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(1)	395	383,340
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	1,026,390
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,500	1,523,205
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.75%, 7/1/50	3,000	3,176,250
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	750	816,765

		$7,133,325

Electric Utilities — 10.5%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$355,677
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	4,250	4,185,315
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	3,696,173
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	2,850,610
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	4,631,844
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	7,600	7,775,864
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 6.30%, 11/1/29	6,000	6,237,480
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	715	738,502
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,611,725

		$33,083,190

Escrowed/Prerefunded — 13.2%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/19, 6.25%, 11/1/34	$3,000	$3,110,880
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), Prerefunded to 7/1/20, 6.20%, 7/1/45	2,000	2,123,680
California, Prerefunded to 4/1/19, 6.00%, 4/1/38	2,035	2,057,650
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/34	980	1,001,638
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/39	1,000	1,022,080
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	1,625	1,681,794
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	2,970	3,076,296
Johnson City Health and Educational Facilities Board, TN, (Mountain States Health Alliance), Prerefunded to 7/1/20, 6.00%, 7/1/38	1,665	1,765,616

Security	Principal Amount (000’s omitted)	Value
Kansas Development Finance Authority, (Adventist Health System), Prerefunded to 11/15/19, 5.75%, 11/15/38	$130	$134,187
Kansas Development Finance Authority, (Adventist Health System), Prerefunded to 11/15/19, 5.75%, 11/15/38	5,785	5,981,517
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	2,425	2,558,472
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	508,394
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/31	1,000	1,091,050
New Hampshire Health and Education Facilities Authority, (Dartmouth College), Prerefunded to 6/1/19, 5.25%, 6/1/39(2)	12,000	12,175,560
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	2,425	2,680,595
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	770	951,127

		$41,920,536

General Obligations — 7.0%
California, 6.00%, 4/1/38	$3,715	$3,750,961
Chicago Board of Education, IL, 5.00%, 12/1/46	6,600	6,580,002
Illinois, 4.25%, 12/1/37	6,000	5,642,400
Illinois, 5.00%, 5/1/36	3,500	3,588,550
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	2,210	2,439,884

		$22,001,797

Hospital — 11.4%
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	$165	$181,843
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	718,692
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children’s Hospital), 5.50%, 10/1/39(2)	12,300	12,562,605
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	1,190	1,191,618
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,557,375
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	1,002,750
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,464,192
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,502,765
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(1)	900	985,923
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	300	322,008
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	1,740	1,890,423
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,365	1,376,248
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	5	5,514
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(2)	3,975	4,383,511
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(2)	3,500	3,882,340

		$36,027,807

Housing — 0.5%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	$445	$460,148
New York City Housing Development Corp., NY, 3.85%, 11/1/42	1,000	1,001,210

		$1,461,358

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 10.8%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$5,025,100
Campbell County, WY, (Basin Electric Power Cooperative), 5.75%, 7/15/39	3,000	3,057,900
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	3,420	3,713,915
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(1)	1,950	1,957,215
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	737,717
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(1)	1,415	1,356,716
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(1)	1,555	1,523,760
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(1)	1,500	1,506,060
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	677,181
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	2,054,812
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,109,299
Owen County, KY, (Kentucky-American Water Co., Inc.), 6.25%, 6/1/39	3,000	3,053,850
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	3,904,740
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	455	438,547
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	850	886,720
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	141,946
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(1)	790	884,271

		$34,029,749

Insured – General Obligations — 1.0%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$148,342
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	2,910	3,155,604

		$3,303,946

Insured – Special Tax Revenue — 4.6%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	$4,000	$5,204,960
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	6,000	7,739,700
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	735	721,623
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	865	846,290

		$14,512,573

Insured – Transportation — 4.6%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$779,438
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	2,885	2,962,145
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/35	460	465,888
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	1,295	1,303,897
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	2,194,120
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	13,000	6,799,780

		$14,505,268

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 3.3%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/43	$5,000	$5,301,600
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/19, 5.75%, 10/1/31	5,000	5,142,600

		$10,444,200

Other Revenue — 0.8%
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/53	$170	$184,599
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	390	410,557
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	605	618,540
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,426,957

		$2,640,653

Senior Living/Life Care — 8.7%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,401,332
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	3,405	3,560,200
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/37	850	889,346
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/42	600	620,220
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	390	388,378
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	185	189,631
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	465	479,080
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	925	951,372
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	165	178,281
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	345	379,245
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	300	328,032
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	299,731
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,429,605
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 6.125%, 11/15/26	500	549,240
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 6.50%, 11/15/31	1,600	1,759,136
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(1)	470	488,532
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(1)	310	316,030
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,340	1,355,986
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	835	897,825
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/31	1,235	1,273,569
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/32	1,295	1,330,198
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	550	615,676

Security	Principal Amount (000’s omitted)	Value
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	$2,560	$2,882,406
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 5.25%, 5/15/37(1)	630	659,030
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	255	268,444
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	735	774,822
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	972,306
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,083,300
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,349,124

		$27,670,077

Special Tax Revenue — 1.3%
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/47	$4,000	$4,098,280

		$4,098,280

Student Loan — 0.9%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$1,410	$1,446,110
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,508,840

		$2,954,950

Transportation — 18.7%
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$750	$807,623
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	325	348,845
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 6.00%, 1/1/41	35	37,738
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	1,345	1,468,323
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	1,140	1,241,813
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,257,772
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	1,933,935
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	5,225	5,404,583
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	940,975
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	1,065	1,169,402
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,233,596
Illinois Toll Highway Authority, 5.00%, 1/1/41(2)	5,575	6,168,514
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	350	367,693
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,360	1,412,659
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,334,075
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	7,931,800
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/48	750	814,778
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	2,115	2,225,847
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(2)	2,660	2,905,811
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	595	622,227
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	155	162,211
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/50	6,400	6,871,168
St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,000	5,109,450
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	2,792,107
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,581,849

Security	Principal Amount (000’s omitted)	Value
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	$445	$472,457
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/49	1,500	1,605,975

		$59,223,226

Water and Sewer — 6.4%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,450	$1,554,995
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,405	1,508,647
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,725	2,899,672
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	2,070	2,267,292
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/40(2)	11,700	11,869,884

		$20,100,490

Total Tax-Exempt Municipal Securities — 106.7% (identified cost $314,180,237)		$337,413,404

Taxable Municipal Securities — 2.8%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.1%
Chicago, IL, 7.375%, 1/1/33	$1,750	$1,927,327
Chicago, IL, 7.781%, 1/1/35	1,400	1,582,336

		$3,509,663

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,231,640

		$4,231,640

Senior Living/Life Care — 0.4%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$1,265	$1,230,896

		$1,230,896

Total Taxable Municipal Securities — 2.8% (identified cost $8,480,514)		$8,972,199

Corporate Bonds & Notes — 0.8%

Security	Principal Amount (000’s omitted)	Value
Other — 0.8%
Morongo Band of Mission Indians, CA, 7.00%, 10/1/39(1)	$2,430	$2,496,193

Total Corporate Bonds & Notes — 0.8% (identified cost $2,430,000)		$2,496,193

Total Investments — 110.3% (identified cost $325,090,751)		$348,881,796

Value
Other Assets, Less Liabilities — (10.3)%	$(32,511,679)

Net Assets — 100.0%	$316,370,117

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2018, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

Texas	15.8%
Illinois	12.4%
New York	10.3%
Others, representing less than 10% individually	61.5%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 9.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.0% to 6.3% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $19,815,558 or 6.3% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Trust did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$337,413,404	$—	$337,413,404
Taxable Municipal Securities	—	8,972,199	—	8,972,199
Corporate Bonds & Notes	—	2,496,193	—	2,496,193
Total Investments	$—	$348,881,796	$—	$348,881,796

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019